Reconciliation of Financial Statements to Form 5500 - Reconciliation of net assets (Details) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP Form 5500 Caption Net Assets Available for Benefit [Abstract]
EBP, Net Asset Available for Benefit	$ 66,709,824	$ 56,423,728
EBP Reconciliation to Form 5500 Net Assets Available For Benefit Contract Value To Current Value Adjustment	(78,906)	(217,435)
EBP Form 5500 Caption Net Assets Available For Benefit	66,630,918	$ 56,206,293
EBP, Reconciliation to Form 5500, Change in Net Asset Available for Benefit, Increase (Decrease) from Deemed Distribution [Abstract]
EBP Reconciliation to Form 5500 Net Assets Available For Benefit Decrease For Deemed Distribution Current Period	10,424,625
EBP Form 5500 Caption Net Income Loss	138,529
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	$ 10,286,096